Non-controlling interests	12 Months Ended
Dec. 31, 2020
30. Non-controlling interests
Non-controlling interests

30 Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	42	41	529	529	42	41
– Upper Tier 2 instruments	37	39	533	691	37	39
Other non-controlling interests	(1)	-	23	11	-	-
Total	78	80	1,085	1,231	79	80

In 2020, there were no issuances (2019: none) and one redemption of £158m (2019: none) relating to the 7.125% Undated Subordinated Notes.

Barclays Bank PLC and protective rights of non-controlling interests

Barclays PLC holds 100% of the voting rights of Barclays Bank PLC. As at 31 December 2020, Barclays Bank PLC has in issue preference shares and Upper Tier 2 instruments. These are non-controlling interests to the Group.

A fixed coupon rate is attached to all Upper Tier 2 instruments until the initial call date, with the exception of the 9% Bonds, which are fixed for the life of the issue and the Series 1, Series 2 and Series 3 Undated Notes, which are floating rate at rates fixed periodically in advance based on market rates.

After the initial call date, in the event they are not redeemed, coupon payments in relation to the 6.125% Undated Notes, and the 9.25% Bonds are fixed periodically in advance for five-year periods based on market rates. Coupon payments for all other Upper Tier 2 instruments are at rates fixed periodically in advance based on market rates.

The payment of preference share dividends and Upper Tier 2 coupons are typically at the discretion of Barclays Bank PLC, except for coupon payments that become compulsory where Barclays PLC has declared or paid a dividend on ordinary shares, or in certain cases, any class of preference shares, in the preceding six-month period. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Coupons not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. No dividend or coupon payments may be made unless Barclays Bank PLC satisfies a specified solvency test. Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend or coupon is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.

Preference share redemptions are typically at the discretion of Barclays Bank PLC. Upper Tier 2 instruments are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon payment date or, in the case of the 6.125% Undated Notes and the 9.25% Perpetual Bonds, on any fifth anniversary after the initial call date. In addition, each issue of Upper Tier 2 instruments is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments or redemptions require the prior consent of the PRA, and in respect of the preference shares, any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC.

	2020	2019
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	20	20
9% Permanent Interest Bearing Capital Bonds (£100m)	40	40
7.125% Undated Subordinated Notes (£525m)	-	158
6.125% Undated Subordinated Notes (£550m)	34	34
9.25% Perpetual Subordinated Bonds (ex Woolwich) (£150m)	75	75
Total Upper Tier 2 Instruments	533	691